Stock-Based Compensation - Schedule of Estimated the Fair Value of the Stock Options (Details)	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
Schedule of Estimated the Fair Value of the Stock Options [Line Items]
Expected life (in years)		5 years
Expected dividend yield
Minimum [Member]
Schedule of Estimated the Fair Value of the Stock Options [Line Items]
Risk-free interest rate	4.46%	3.98%	3.75%
Expected life (in years)	5 years		5 years
Expected volatility	143.40%	104.54%	62.40%
Maximum [Member]
Schedule of Estimated the Fair Value of the Stock Options [Line Items]
Risk-free interest rate	4.79%	4.01%	4.89%
Expected life (in years)	6 years		7 years
Expected volatility	153.50%	121.09%	106.60%